Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company	$ 249,700,000	$ 241,800,000	$ 204,800,000
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time	1,000,000,000
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Reinsurance recoverables	14,520,000,000	15,550,000,000
Allstate Distributors Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense	71,000	80,000	7,200,000
Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses	7,700,000	6,400,000	7,500,000
Lincoln Benefit Reinsurance Company
Related Party Transaction [Line Items]
Reinsurance recoverables	$ 1,900,000	$ 2,000,000